SIGNIFICANT ACCOUNTING POLICIES - IFRS 16 NARRATIVE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments		€ 74,930
Lease liabilities		63,535
Right-of-use assets	€ 57,765	64,309	€ 774
Depreciation of right-of-use assets	17,067
Interest expense on lease liabilities	1,172
Impact of IFRS 16 adoption
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments		74,930
Lease liabilities		63,535
Right-of-use assets		€ 63,535
Depreciation of right-of-use assets	17,067
Interest expense on lease liabilities	1,172
Impact Under Previous Lease Standard, IAS 17
Disclosure of maturity analysis of operating lease payments [line items]
Lease expense that would have been recognized under previous lease standard	€ 17,380
Bottom of range | Impact of IFRS 16 adoption
Disclosure of maturity analysis of operating lease payments [line items]
Lessee's incremental borrowing rate (percent)		1.00%
Top of range | Impact of IFRS 16 adoption
Disclosure of maturity analysis of operating lease payments [line items]
Lessee's incremental borrowing rate (percent)		5.00%